Segmented Information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Segmented Information

20.	Segmented Information

During the years ended December 31, 2024, and 2023, the Company’s operations were in the resource industry in Turkey with head offices in Canada and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2024
Revenue	$-	$7,000,836	$-	$7,000,836
Finance cost	2,536,892	23,756	-	2,560,648
Depletion	-	1,300,417	-	1,300,417
Depreciation	8,394	79,014	-	87,408
Accretion of asset retirement obligation	-	269,114	-	269,114
Stock-based compensation	1,058,222	-	-	1,058,222
Impairment of O&G assets	-	9,892,000	-	9,892,000
Loss on debt extinguishment	264,050	-	-	264,050
Loss on sale and revaluation of AHFS	-	132,737	-	132,737
Gain on net monetary position	-	18,431,488	-	18,431,488
Net loss	(7,480,808)	(1,647,834)	-	(9,128,642)
As at December 31, 2024
Non-current assets	$24,277	$52,226,749	$-	$52,251,026

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2023
Revenue	$-	$16,797,366	$-	$16,797,366
Finance cost	2,202,324	46,731	-	2,249,055
Depletion	-	5,119,174	-	5,119,174
Depreciation	8,497	167,267	-	175,764
Accretion of asset retirement obligation	-	219,536	-	219,536
Stock-based compensation	2,397,261	-	-	2,397,261
Loss on debt extinguishment	8,500	-	-	8,500
Loss on impairment of assets held for sale	-	1,556,787	-	1,556,787
Gain on net monetary position	-	18,984,099	-	18,984,099
Net income (loss)	(7,900,218)	7,861,094	(4,718)	(43,842)
As at December 31, 2023
Non-current assets	$35,021	$53,710,753	$-	$53,745,774

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2022
Revenue	$-	$9,375,029	$-	$9,375,029
Finance cost	79,693	-	-	79,693
Depletion	-	1,451,032	-	1,451,032
Depreciation	4,826	140,209	-	145,035
Accretion of asset retirement obligation	-	264,075	-	264,075
Stock-based compensation	2,118,917	-	-	2,118,917
Loss on impairment of exploration and evaluation assets	-	-	3,101,343	3,101,343
Gain on debt extinguishment	97,051	-	-	97,051
Gain on net monetary position	-	1,826,495	-	1,826,495
Net income (loss)	(6,684,988)	3,577,954	(3,014,720)	(6,121,754)
As at December 31, 2022
Non-current assets	$42,781	$30,748,740	$-	$30,791,521

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

20.	Segmented Information (continued)

The Company’s breakdown of net revenue by product segment is as follows:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Oil	$3,323,925	$3,055,800	$4,087,664
Gas	3,676,911	13,741,566	5,287,365
	$7,000,836	$16,797,366	$9,375,029

The Company incurs royalties of 12.5%. During the year ended December 31, 2024, the Company paid royalties totaling $773,021 (2023 - $2,242,613 and 2022 - $1,163,498) which is included in general and administrative expenses on the statements of income (loss) and comprehensive income (loss).